Taxes on Income - Reconciliation of Gross Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Income Tax Contingency [Line Items]
Beginning Balance	$ (6,759)	[1]	$ (7,657)	[1]	$ (5,372)
Acquisitions	(72)	[2]	(49)	[2]	(1,785)	[2]
Increases based on tax positions taken during a prior period	(502)	[3]	(513)	[3]	(79)	[3]
Decreases based on tax positions taken during a prior period	271	[3],[4]	2,384	[3],[4]	38	[3],[4]
Decreases based on cash payments for a prior period	575		280
Increases based on tax positions taken during the current period	(855)	[3]	(1,396)	[3]	(941)	[3]
Decreases based on tax positions taken during the current period					712
Impact of foreign exchange	(89)		104		(284)
Other, net	122	[5]	88	[5]	54	[5]
Ending Balance	$ (7,309)	[1]	$ (6,759)	[1]	$ (7,657)	[1]

[1]	In 2011, included in Income taxes payable ($357 million), Taxes and other current assets ($11 million), Taxes and other noncurrent assets ($225 million), Noncurrent deferred tax liabilities ($677 million) and Other taxes payable ($6.0 billion). In 2010, included in Income taxes payable ($421 million), Taxes and other current assets ($279 million), Taxes and other noncurrent assets ($169 million), Noncurrent deferred tax liabilities ($369 million) and Other taxes payable ($5.5 billion).
[2]	The amount in 2011 primarily relates to the acquisition of King and the amounts in 2010 and 2009 primarily relate to the acquisition of Wyeth.
[3]	Primarily included in Provision for taxes on income.
[4]	In 2011, 2010, and 2009, the decreases are primarily a result of effectively settling certain issues with the U.S. and foreign tax authorities. See discussions below.
[5]	Primarily includes decreases as a result of a lapse of applicable statutes of limitations.